FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial Instruments and Risks
Cash (paid) received	R$ (1,434,288)	R$ (4,465,640)
Operational Hedge
Financial Instruments and Risks
Cash (paid) received	(1,161,313)	(2,328,973)
Operational Hedge | Zero cost collar (R$ x U.S.$)
Financial Instruments and Risks
Cash (paid) received	(1,161,276)	(2,268,158)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Cash (paid) received	(37)	(60,815)
Commodity Hedge
Financial Instruments and Risks
Cash (paid) received	53,840	(85,468)
Commodity Hedge | Swap Bunker (oil)
Financial Instruments and Risks
Cash (paid) received	53,840	(85,468)
Debt Hedge
Financial Instruments and Risks
Cash (paid) received	(326,815)	(2,051,199)
Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	(184,748)	(1,888,906)
Debt Hedge | Swap IPCA x CDI
Financial Instruments and Risks
Cash (paid) received	20,148	10,601
Debt Hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received		10,054
Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Cash (paid) received	49,562	59,351
Debt Hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	R$ (211,777)	R$ (242,299)